INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION

The income tax provision consists of the following for the years ended December 31, 2025 and 2024:

	2025	2024
Federal
Current	$-	$-
Deferred	-	-
State and local
Current	-	-
Deferred	-	-
Foreign
Current	-	1,013
Deferred	-	-
Income tax provision / (benefit)	$-	$1,013

SCHEDULE OF RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE

Below is a reconciliation of the statutory tax rate to the Company’s effective tax rate for the year ended December 31, 2025.

	2025
	Amount	%
Pretax book income (loss)	$(24,480,848)	100.0
Statutory federal income tax	$(5,140,978)	21.0
Research tax credits	(48,657)	0.2
Change in valuation allowance	2,828,659	(11.5)
Non-taxable or non-deductible items:
Non-deductible transaction costs	3,171,730	(13.0)
Change in derivative liability	(810,787)	3.3
Meals and entertainment	33	-
Income tax expense	$-	-

	2024
	Amount	%
Pretax book income (loss)	$(1,308,859)	100.0
Statutory federal income tax	-	-
Minimum tax liability	1,013	0.08
Income tax expense	$1,013	0.08

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets are as follows at December 31, 2025 and 2024:

	2025	2024
Deferred tax assets:
Net operating loss carryforward	$3,250,617	$-
Research tax credit carryforward	48,657	-
Total deferred tax assets	3,299,274	-
Less: Valuation allowance	(3,299,274)	-
Net deferred tax assets	$-	$-